Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total stockholders' equity	Common stock	Additional paid-in capital	Accumulated other comprehensive income (foreign currency translation adjustment)	Statutory surplus reserves	Retained earnings (accumulated deficits)	Non-controlling interests
Balance at Dec. 31, 2010	$ 147,757	$ 126,440	$ 55	$ 104,152	$ 6,884	$ 11,473	$ 3,876	$ 21,317
Balance (in shares) at Dec. 31, 2010			54,305,961
Increase (Decrease) in Equity
Stock-based compensation	206	206		206
Exercise of stock options (note 15)	749	749		749
Exercise of stock options (in shares) (note 15)	468,000		468,000
Subscriptions received (note 15)	3	3		3
Equity adjustment on acquisition of an additional 1.53% in Sinovac Beijing for the years ended 2011		256		273	(17)			(256)
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	528							528
- Other comprehensive income attributable to stockholders	3,111	3,111			3,111
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	445							445
- Net income (loss) attributable to stockholders of Sinovac	(844)	(844)					(844)
Transfer to statutory surplus reserves						335	(335)
Dividend distributed to non-controlling interest	(6,658)							(6,658)
Balance at Dec. 31, 2011	145,297	129,921	55	105,383	9,978	11,808	2,697	15,376
Balance (in shares) at Dec. 31, 2011			54,773,961
Increase (Decrease) in Equity
Stock-based compensation	347	347		347
Exercise of stock options (note 15)	508	508		508
Exercise of stock options (in shares) (note 15)	317,600		317,600
Subscriptions received (note 15)	8	8		8
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	231							231
- Other comprehensive income attributable to stockholders	1,793	1,793			1,793
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(3,896)							(3,896)
- Net income (loss) attributable to stockholders of Sinovac	(14,853)	(14,853)					(14,853)
Balance at Dec. 31, 2012	129,435	117,724	55	106,246	11,771	11,808	(12,156)	11,711
Balance (in shares) at Dec. 31, 2012	55,091,561		55,091,561
Increase (Decrease) in Equity
Stock-based compensation	281	281		281
Exercise of stock options (note 15)	849	849	1	848
Exercise of stock options (in shares) (note 15)			478,800
Subscriptions received (note 15)	18	18		18
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	316							316
- Other comprehensive income attributable to stockholders	2,370	2,370			2,370
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	2,928							2,928
- Net income (loss) attributable to stockholders of Sinovac	7,442	7,442					7,442
Balance at Dec. 31, 2013	$ 143,639	$ 128,684	$ 56	$ 107,393	$ 14,141	$ 11,808	$ (4,714)	$ 14,955
Balance (in shares) at Dec. 31, 2013	55,570,361		55,570,361